CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (UNAUDITED) - USD ($) $ in Millions	Attributable to owners of the Company - Total	Stated capital	Accumulated losses	Other reserves	Non-controlling interests	Total
Beginning balance, Equity at Dec. 31, 2024	$ (473.2)	$ 5,403.1	$ (6,944.0)	$ 1,067.7	$ 158.8	$ (314.4)
Exercise of share options		16.6		(16.6)
Share-based payment expense	20.0			20.0		20.0
Total transactions with owners	20.0	16.6		3.4		20.0
Income/(loss) for the period	219.5		219.5		(9.1)	210.4
Other comprehensive (loss)/income	97.9			97.9	24.2	122.1
Total comprehensive income/(loss)	317.4		219.5	97.9	15.1	332.5
Ending balance, Equity at Sep. 30, 2025	(135.8)	5,419.7	(6,724.5)	1,169.0	173.9	38.1
Beginning balance, Equity at Dec. 31, 2025	(251.3)	5,419.7	(6,800.4)	1,129.4	161.5	(89.8)
Non-controlling interests derecognized on disposal					(180.7)	(180.7)
Exercise of share options		20.6		(20.6)
Share-based payment expense	57.8			57.8		57.8
Other movements	14.2			14.2		14.2
Total transactions with owners	72.0	20.6		51.4	(180.7)	(108.7)
Income/(loss) for the period	58.9		58.9		2.5	61.4
Other comprehensive (loss)/income	(49.1)			(49.1)	15.9	(33.2)
Total comprehensive income/(loss)	9.8		58.9	(49.1)	18.4	28.2
Ending balance, Equity at Sep. 30, 2026	$ (169.5)	$ 5,440.3	$ (6,741.5)	$ 1,131.7	$ (0.8)	$ (170.3)